Income Taxes - Effective Tax Rate Differs from Federal Statutory Rate (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Taxes at the U.S. federal statutory rate	$ 44,788	$ (83,109)	$ 34,870
State income taxes, net of federal tax impact	3,822	(859)	3,964
Tax loss on the sale of WRI	(5,786)
Non deductible transaction costs	2,594
Other, net	(1,651)	(2,193)	76
Total income tax expense (benefit)	$ 43,767	$ (86,161)	$ 38,910
Effective income tax rate	34.20%	36.30%	39.10%